Earnings per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Basic net income per share:
Net income - Income (numerator)	$ 35,762	$ 149,191
Class A
Basic net income per share:
Net income - Income (numerator)	35,525	149,191
Less: Non-vested common stock dividends declared and undistributed earnings		(181)
Basic Earnings attributable to common stockholders	$ 35,525	$ 149,010
Weighted- average number of outstanding share (denominator) - Net income	90,960,153	8,966
Weighted- average number of outstanding share (denominator) - Basic Earnings per share attributable to common stockholders	90,960,153	8,966
Amount per share - Net income	$ 0.39	$ 16,639.64
Basic Earnings per share attributable to common stockholders	$ 0.39	$ 16,639.45
Diluted net income per share:
Allocation of undistributed earnings for basic computation - Income (numerator)	$ 35,525	$ 149,010
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares - Income (numerator)	237
Diluted Earnings attributable to common stockholders	$ 35,762	$ 149,010
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares - Weighted- average number of outstanding shares (denominator)	607,829
Weighted- average number of outstanding shares (denominator)	91,567,982	8,966
Diluted Earnings per share attributable to common stockholders	$ 0.39	$ 16,619.45
Class B
Basic net income per share:
Net income - Income (numerator)	$ 237
Basic Earnings attributable to common stockholders	$ 237
Weighted- average number of outstanding share (denominator) - Net income	607,829
Weighted- average number of outstanding share (denominator) - Basic Earnings per share attributable to common stockholders	607,829
Amount per share - Net income	$ 0.39
Basic Earnings per share attributable to common stockholders	$ 0.39
Diluted net income per share:
Allocation of undistributed earnings for basic computation - Income (numerator)	$ 237
Diluted Earnings attributable to common stockholders	$ 237
Weighted- average number of outstanding shares (denominator)	607,829
Diluted Earnings per share attributable to common stockholders	$ 0.39